Acquisitions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 02, 2011	May 02, 2011	Mar. 28, 2011
Business Acquisition [Line Items]
Business Acquisition cash price consideration			$ 4,066	$ 10,500		$ 6,500
Percentage of common stock owned	51.00%				51.00%
Contribution made to acquire ownership percentage	49.00%				49.00%
Net cash received by the company					38,224
Cumulative amount required to accrete the initial carrying amount to the redemption value	219	4,798
Estimated redemption value of the put option	10,290	10,290
Percent of Interest in Joint Venture				20.00%
Nishikawa Rubber [Member]
Business Acquisition [Line Items]
Percent of Interest in Joint Venture				77.70%
Original Tachaplalerts And Marubeni Thailand [Member]
Business Acquisition [Line Items]
Percent of Interest in Joint Venture				2.30%
Corporate Joint Venture [Member]
Business Acquisition [Line Items]
Fair value of assets acquired					$ 33,000